Shareholder Fees (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Participant | Vanguard International Value Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Retail | Vanguard Emerging Markets Select Stock Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Retail | Vanguard International Value Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)